Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000109286 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS A
Trading Symbol	TVLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 574,229,323
Holdings Count | Holding	51
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109287 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS C
Trading Symbol	TVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%
Net Assets	$ 574,229,323
Holdings Count | Holding	51
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109289 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS Y
Trading Symbol	TVLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 574,229,323
Holdings Count | Holding	51
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109288 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 574,229,323
Holdings Count | Holding	51
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000231973 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS R6
Trading Symbol	TVLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 574,229,323
Holdings Count | Holding	51
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000143754 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS A
Trading Symbol	TACLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Net Assets	$ 294,279,012
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143755 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS C
Trading Symbol	TFCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.79%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%
Net Assets	$ 294,279,012
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143756 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS Y
Trading Symbol	TLCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 294,279,012
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 294,279,012
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000172508 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS A
Trading Symbol	TSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 153,809,401
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172509 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS C
Trading Symbol	TCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 153,809,401
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172510 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS Y
Trading Symbol	TLGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 153,809,401
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000172511 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	DSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 153,809,401
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000175943 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS A
Trading Symbol	TOHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 48,609,442
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175944 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS C
Trading Symbol	TOHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
Net Assets	$ 48,609,442
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175945 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS Y
Trading Symbol	TOHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 48,609,442
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175946 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 48,609,442
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193583 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS A
Trading Symbol	SEBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 945,656,347
Holdings Count | Holding	301
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193584 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS C
Trading Symbol	SBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.77%
Net Assets	$ 945,656,347
Holdings Count | Holding	301
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193585 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS Y
Trading Symbol	SIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 945,656,347
Holdings Count | Holding	301
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000231974 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS R6
Trading Symbol	TBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 945,656,347
Holdings Count | Holding	301
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193586 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS A
Trading Symbol	SENCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 3,445,622,692
Holdings Count | Holding	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193587 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS C
Trading Symbol	SCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Net Assets	$ 3,445,622,692
Holdings Count | Holding	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193588 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS Y
Trading Symbol	SICWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 3,445,622,692
Holdings Count | Holding	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193589 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SCRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 3,445,622,692
Holdings Count | Holding	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000231975 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS R6
Trading Symbol	TSRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 3,445,622,692
Holdings Count | Holding	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193591 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS A
Trading Symbol	SAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 1,171,331,975
Holdings Count | Holding	73
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%

C000193592 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS C
Trading Symbol	SSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%
Net Assets	$ 1,171,331,975
Holdings Count | Holding	73
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%

C000193593 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS Y
Trading Symbol	SIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 1,171,331,975
Holdings Count | Holding	73
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%

C000193595 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,171,331,975
Holdings Count | Holding	73
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%

C000193594 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS R6
Trading Symbol	SSRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,171,331,975
Holdings Count | Holding	73
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%

C000193597 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS A
Trading Symbol	SWRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 95,726,008
Holdings Count | Holding	80
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%

C000193598 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS C
Trading Symbol	SWFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.88%
Net Assets	$ 95,726,008
Holdings Count | Holding	80
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%

C000193599 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS Y
Trading Symbol	SIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 95,726,008
Holdings Count | Holding	80
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%

C000193600 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 95,726,008
Holdings Count | Holding	80
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%